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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended       September 30, 2008
                                                -------------------------

Check here if Amendment [_];  Amendment Number:  _____
  This Amendment (Check only one.):    [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Sageview Capital LP
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Address:     55 Railroad Avenue
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             Greenwich, CT 06830
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Form 13F File Number:       028-12389
                       ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Barbara E. Parker
         --------------------------------------
Title:       Chief Financial Officer
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Phone:       (203) 625-4230
         --------------------------------------

Signature, Place, and Date of Signing:


   /s/ Barbara E. Parker              Greenwich, CT         November 14, 2008
----------------------------    ------------------------   -------------------
        [Signature]                   [City, State]               [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                                ------------------

Form 13F Information Table Entry Total:              11
                                                ------------------

Form 13F Information Table Value Total:              $297,371
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                                                   (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE



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
                                                     FORM 13F INFORMATION TABLE


       COLUMN 1       COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6     COLUMN 7           COLUMN 8
--------------------  --------    ----------  --------   -------------------   ----------   ----------  --------------------------
                       TITLE                   VALUE      SHRS OR  SH/   PUT/   INVESTMENT     OTHER         VOTING AUTHORITY
    NAME OF ISSUER    OF CLASS      CUSIP     (X$1000)    PRN AMT  PRN   CALL   DISCRETION    MANAGERS     SOLE      SHARED   NONE
----------------------------------------------------------------------------------------------------------------------------------
SALLY BEAUTY
HOLDINGS INC.          COM      79546E104    58,452     6,796,746   SH          SOLE                   6,796,746
----------------------------------------------------------------------------------------------------------------------------------
KKR FINANCIAL HLDGS    COM      48248A306    24,385     3,834,119   SH          SOLE                   3,834,119
----------------------------------------------------------------------------------------------------------------------------------
ADVANCED MEDICAL
OPTICS INC             COM      00763M108    53,810     3,026,460   SH          SOLE                   3,026,460
----------------------------------------------------------------------------------------------------------------------------------
INVITROGEN
CORPORATION            COM      46185R100    69,627     1,841,972   SH          SOLE                   1,841,972
----------------------------------------------------------------------------------------------------------------------------------
POOL CORPORATION       COM      73278L105    28,022     1,201,100   SH          SOLE                   1,201,100
----------------------------------------------------------------------------------------------------------------------------------
ALLSCRIPTS HEALTHCARE
SOLUTIONS, INC.        COM      01988P108    12,391       996,100   SH          SOLE                     996,100
----------------------------------------------------------------------------------------------------------------------------------
BRISTOW GROUP INC      COM      110394103    31,385       927,439   SH          SOLE                     927,439
----------------------------------------------------------------------------------------------------------------------------------
F5 NETWORKS INC        COM      315616102     9,352       400,000   SH          SOLE                     400,000
----------------------------------------------------------------------------------------------------------------------------------
HOLOGIC INC            COM      436440101     6,928       358,400   SH          SOLE                     358,400
----------------------------------------------------------------------------------------------------------------------------------
CROWN CASTLE INTL
CORP                   COM      228227104     1,640        56,607   SH          SOLE                      56,607
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WEST PHARMACEUTICAL
SVSC INC               COM      955306105     1,379        28,237   SH          SOLE                      28,237
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






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